Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 528,933	$ 605,467
Restricted cash (Note 2)	2,564	3,561
Trade accounts receivable, net of allowance for doubtful receivables of $2,948 and $2,825 at December 31, 2013 and 2014, respectively	345,187	289,718
Other current assets (Note 4)	101,508	110,971
Total current assets	978,192	1,009,717
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 5)	622,507	662,313
Drilling rigs, drillships, machinery and equipment, net (Note 6)	6,207,633	5,777,025
Total fixed assets, net	6,830,140	6,439,338
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 2)	0	50,000
Financial instruments (Note 9)	10,101	13,517
Due from a related party (Note 3)	117,219	0
Other non-current assets (Note 7)	105,969	107,878
Total non-current assets, net	233,289	171,395
Total assets	8,041,621	7,620,450
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 8)	19,858	85,401
Due to related parties (Note 3)	11,287	0
Accounts payable and other current liabilities	72,030	89,988
Accrued liabilities	175,058	214,137
Deferred revenue	121,579	123,862
Financial instruments (Note 9)	17,881	30,266
Total current liabilities	417,693	543,654
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	4,352,592	3,907,835
Financial instruments (Note 9)	8,617	15,557
Deferred revenue	81,359	152,226
Other non-current liabilities	15,084	21,335
Total non-current liabilities	4,457,652	4,096,953
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014, nil issued and outstanding at December 31, 2013 and 2014, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2013 and 2014, 131,875,128 and 132,017,178 issued and outstanding at December 31, 2013 and 2014, respectively (Note 10)	1,320	1,319
Additional paid-in capital	3,494,957	3,492,650
Accumulated other comprehensive loss (Note 11)	(23,938)	(23,454)
Accumulated deficit	(306,063)	(490,672)
Total stockholders' equity	3,166,276	2,979,843
Total liabilities and stockholders' equity	$ 8,041,621	$ 7,620,450